QUARTERLY FINANCIAL DATA (Notes)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

Selected Quarterly Financial Data	2020
In millions, except per share amounts (Unaudited)	First	Second	Third	Fourth
Net sales	$3,670	$3,289	$3,629	$3,750
Cost of sales	$2,319	$2,298	$2,417	$2,474
Amortization of intangibles	$178	$177	$172	$169
Restructuring and asset related charges - net	$398	$24	$378	$45
Goodwill impairment charges	$533	$2,498	$183	$—
Integration and separation costs	$123	$16	$22	$16
(Loss) Income from continuing operations, net of tax	$(550)	$(2,389)	$86	$447
Loss from discontinued operations, net of tax	$(60)	$(82)	$(158)	$(217)
Net (loss) income	$(610)	$(2,471)	$(72)	$230
Net (loss) income available for DuPont common shareholders	$(616)	$(2,478)	$(79)	$222
(Loss) Earnings per common share from continuing operations - basic	$(0.75)	$(3.26)	$0.11	$0.60
(Loss) Earnings per common share from discontinued operations - basic	$(0.08)	$(0.11)	$(0.22)	$(0.30)
(Loss) Earnings per common share from continuing operations - diluted	$(0.75)	$(3.26)	$0.11	$0.60
(Loss) Earnings per common share from discontinued operations - diluted	$(0.08)	$(0.11)	$(0.21)	$(0.30)
Dividends declared per share of common stock	$0.30	$0.60	$—	$0.30

Selected Quarterly Financial Data	2019
In millions, except per share amounts (Unaudited)	First	Second	Third	Fourth
Net sales	$3,879	$3,910	$3,901	$3,746
Cost of sales	$2,609	$2,471	$2,523	$2,439
Amortization of intangibles	$180	$177	$172	$172
Restructuring and asset related charges - net	$18	$41	$74	$19
Goodwill impairment charges	$—	$242	$—	$—
Integration and separation costs	$603	$337	$178	$139
(Loss) Income from continuing operations, net of tax	$(193)	$(281)	$222	$128
Income (Loss) from discontinued operations, net of tax	$765	$(256)	$155	$60
Net income (loss)	$572	$(537)	$377	$188
Net income (loss) available for DuPont common shareholders	$521	$(571)	$372	$176
(Loss) Earnings per common share from continuing operations - basic	$(0.26)	$(0.39)	$0.29	$0.16
Earnings (Loss) per common share from discontinued operations - basic	$0.96	$(0.38)	$0.21	$0.08
(Loss) Earnings per common share from continuing operations - diluted	$(0.26)	$(0.39)	$0.29	$0.16
Earnings (Loss) per common share from discontinued operations - diluted	$0.96	$(0.38)	$0.21	$0.08
Dividends declared per share of common stock	$1.56	$0.30	$—	$0.30